Summary of Status of Restricted Stock Units and Changes (Detail) - Restricted Stock Units - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Nonvested Stock Units
Nonvested at beginning period	1,090	1,977	2,310
Restricted stock units granted	1,225	624	902
Restricted stock units vested	(1,089)	(1,460)	(1,186)
Restricted stock units forfeited	(18)	(51)	(49)
Nonvested at ending period	1,208	1,090	1,977	2,310
Weighted Average Grant Date Fair Value
Nonvested at beginning period	$ 15	$ 17.89	$ 17.37
Restricted stock units granted	15.68	13.51	19.56
Restricted stock units vested	14.94	18.36	17.61
Restricted stock units forfeited	15.26	16.38	17.18
Nonvested at ending period	$ 15.68	$ 15	$ 17.89	$ 17.37
Weighted Average Remaining Recognition Period (Years)
Nonvested at ending period	3 months	1 month 17 days	7 months 28 days	1 year 6 months 25 days